Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share
33	Earnings per share

The basic earnings per share is calculated by dividing the consolidated net profit attributable to the equity holders of the Company excluding cumulative distribution of other equity instruments by the weighted average number of the Company’s outstanding ordinary shares during the year:

	For the year ended 31 December
	2020	2019	2018

Consolidated net profit attributable to equity holders of the Company	2,377,851	766,345	734,435
Less: cumulative distribution of other equity instruments	1,770,469	685,922	342,349

Consolidated net profit attributable to ordinary shareholders of the Company	607,382	80,423	392,086

Weighted average number of the Company’s outstanding ordinary shares (’000) *	15,698,093	15,698,093	15,283,335

Basic and diluted earnings per share (RMB)	0.04	0.01	0.03

*Weighted average number of ordinary shares:

	2020	2019	2018
	’000	’000	’000

Issued ordinary shares at 1 January	15,698,093	15,698,093	15,200,383
Effect of share issue	—	—	82,952

Weighted average number of ordinary shares at 31 December	15,698,093	15,698,093	15,283,335

There was no dilutive effect on earnings per share since the Company had no dilutive potential ordinary shares for the years ended 31 December 2020, 2019 and 2018.